Taxation - Reconciliation of actual income tax expense and amount computed by applying the PRC statutory income tax rate (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Statutory tax rate (as a percent)	25.00%	25.00%
Income(loss) before tax	¥ (186,626)	$ (27,861)	¥ (243,216)
Income tax computed at PRC statutory tax rate	(46,657)		(60,804)
Tax rate differential not subject to PRC income tax	35,255		(61)
Non-deductible expense	12,200		11,648
Effect of preferential tax rate	(1,815)		8,971
Change in valuation allowance	4,484		40,789
Additional deduction for research and development expenses	(625)		789
Tax-exempted income	92		(109)
Late payment surcharge on uncertain tax position	1,149		696
Other	1,391		(1,268)
Income Tax Expense (Benefit)	¥ 5,474	$ 817	¥ 651
HNTE
Income Tax Disclosure [Line Items]
Preferential tax rate (as a percent)				15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%